Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net income	$ 48,659	$ 17,644
Items not involving cash:
Amortization of flow-through premium liability	(1,017)	0
Depreciation and amortization	352	136
Deferred income tax expense	5,577	371
Exploration and evaluation assets written down	0	10,471
Amortization of deferred financing fees	84	0
Income from equity accounted investment in Juanicipio	(65,099)	(40,767)
Share-based payment expense	3,279	3,250
Unrealized foreign exchange loss (gain)	71	(232)
Accounts receivable	(340)	243
Prepaid expenses	(555)	(705)
Trade and other payables	44	871
Net cash used in operating activities	(8,945)	(8,718)
INVESTMENT ACTIVITIES
Exploration and evaluation expenditures	(15,220)	(12,018)
Acquisition of Gatling Exploration, net of cash acquired	0	(2,653)
Investment in Juanicipio	(25,376)	(8,864)
Receipt of principal on loans to Juanicpio	25,714	0
Receipt of interest on loans to Juanicipio	7,639	3,564
Proceeds from disposition of equity securities	0	1,111
Purchase of equipment	0	(35)
Net cash used in investing activities	(7,243)	(18,895)
FINANCING ACTIVITIES
Deferred financing fees (credit facility)	(993)	0
Issuance of common shares upon exercise of stock options	307	1,037
Issuance of common shares, net of share issue costs	39,750	0
Issuance of flow-through shares, net of share issue costs	15,998	0
Payment of lease obligation (principal)	(107)	(109)
Net cash from financing activities	54,955	928
Effect of exchange rate changes on cash	(15)	(108)
Increase (decrease) in cash during the year	38,752	(26,793)
Cash, beginning of year	29,955	56,748
Cash, end of year	$ 68,707	$ 29,955